Note 12 - Subsequent Events (Details Textual)					1 Months Ended		6 Months Ended
	Aug. 08, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 05, 2019 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 USD ($) Rate shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Payments to Acquire Property, Plant, and Equipment, Total								$ 1,867
Proceeds from Issuance of Long-term Debt, Total							$ 12,000,000	$ 4,250,000
Subsequent Event [Member]
Proceeds from Issuance of Long-term Debt, Total					$ 16,167,680,000,000
Subsequent Event [Member] | Piraeus Bank S.A. [Member]
Proceeds from Issuance of Long-term Debt, Total				$ 3,667,680
Debt Instrument, Periodic Payment, Total				160,460
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 1,742,160
Subsequent Event [Member] | Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				3.50%
Subsequent Event [Member] | HSBC Bank PLC [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 12,500,000	$ 9,000,000	$ 3,500,000
Debt Instrument, Periodic Payment, Total	450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 6,200,000	$ 6,200,000
Subsequent Event [Member] | HSBC Bank PLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.95%
Subsequent Event [Member] | Four Feeder Containerships [Member]
Number of Vessels Acquired						4
Payments to Acquire Property, Plant, and Equipment, Total						$ 15,000,000
Stock Issued During Period, Shares, Purchase of Assets | shares						22,535,210
Shares Issued, Percent of Outsanding Shares of the Company | Rate						6430.00%